Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022		$101,225,000	$102,134,444
2.500%, 05/15/2024		369,825,000	389,760,879
0.375%, 07/15/2024		305,950,000	305,113,416
2.250%, 11/15/2025		602,375,000	637,129,212
2.000%, 11/15/2026		94,350,000	98,993,789
2.250%, 11/15/2027		519,525,000	552,259,133
3.125%, 11/15/2028		155,525,000	174,734,767
1.625%, 08/15/2029		316,375,000	322,232,879
0.625%, 08/15/2030		212,825,000	197,985,445
1.250%, 08/15/2031		11,350,000	11,061,812
Total U.S. Treasury Securities (Cost $2,823,048,528)			2,791,405,776	43.2%

Other Government Related Security
NBN Co. Ltd.,
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)		7,000,000	7,101,745
Total Other Government Related Security (Cost $6,996,360)			7,101,745	0.1%

Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029 (Callable 12/01/2028)		250,000	262,424
Agilent Technologies, Inc.,
3.050%, 09/22/2026 (Callable 06/22/2026)		1,495,000	1,603,114
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)		3,160,000	3,418,693
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)		4,748,000	5,030,726
Anglo American Capital PLC,
2.250%, 03/17/2028 (Callable 01/17/2028) (1)(2)		6,500,000	6,460,904
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026 (Callable 11/01/2025) (1)		3,945,000	4,326,962
4.750%, 01/23/2029 (Callable 10/23/2028) (1)		910,000	1,071,322
AP Moller - Maersk A/S,
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)		4,207,000	4,879,491
ArcelorMittal,
4.550%, 03/11/2026 (1)		4,015,000	4,478,963
Ashtead Capital, Inc.:
1.500%, 08/12/2026 (Callable 07/12/2026) (1)(2)		10,075,000	9,970,457
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)		4,536,000	4,820,831
AT&T, Inc.:
4.350%, 03/01/2029 (Callable 12/01/2028)		2,150,000	2,465,232
4.300%, 02/15/2030 (Callable 11/15/2029)		9,604,000	11,021,337
2.250%, 02/01/2032 (Callable 11/01/2031)		8,975,000	8,738,632
2.550%, 12/01/2033 (Callable 09/01/2033)		2,874,000	2,827,493
Bayer US Finance II LLC,
3.375%, 07/15/2024 (Callable 04/15/2024) (1)(2)		250,000	264,302
Becton Dickinson and Co.,
7.000%, 08/01/2027		9,275,000	11,849,259
Bemis Co., Inc.,
2.630%, 06/19/2030 (Callable 03/19/2030)		4,525,000	4,620,268
Boardwalk Pipelines LP:
5.950%, 06/01/2026 (Callable 03/01/2026)		11,420,000	13,366,120
4.800%, 05/03/2029 (Callable 02/03/2029)		1,750,000	2,003,591
3.400%, 02/15/2031 (Callable 11/15/2030)		225,000	236,441
Broadcom, Inc.:
3.150%, 11/15/2025 (Callable 10/15/2025)		10,000,000	10,687,822
5.000%, 04/15/2030 (Callable 01/15/2030)		8,000,000	9,342,106
2.450%, 02/15/2031 (Callable 11/15/2030) (2)		10,000,000	9,684,273
Bunge Limited Finance Corp.,
3.750%, 09/25/2027 (Callable 06/25/2027)		5,225,000	5,780,034
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)		8,000,000	8,721,110
Carrier Global Corp.,
2.242%, 02/15/2025 (Callable 01/15/2025)		13,275,000	13,752,841
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028 (Callable 01/15/2028)		12,300,000	13,917,023
Charter Communications Operating LLC:
4.464%, 07/23/2022 (Callable 05/23/2022)		10,548,000	10,815,998
4.908%, 07/23/2025 (Callable 04/23/2025)		1,502,000	1,689,186
3.750%, 02/15/2028 (Callable 11/15/2027)		5,830,000	6,384,742
4.200%, 03/15/2028 (Callable 12/15/2027)		2,070,000	2,311,962
2.250%, 01/15/2029 (Callable 11/15/2028) (8)		1,775,000	1,773,603
5.050%, 03/30/2029 (Callable 12/30/2028)		3,000,000	3,512,658
Cheniere Corpus Christi Holdings LLC,
5.125%, 06/30/2027 (Callable 01/01/2027)		2,000,000	2,312,214
Cigna Corp.,
3.000%, 07/15/2023 (Callable 05/16/2023)		5,905,000	6,158,086
CK Hutchison International Ltd.:
3.250%, 04/11/2024 (Callable 03/11/2024) (1)(2)		10,000,000	10,594,335
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)		5,000,000	5,021,700
CNH Industrial Capital LLC:
3.875%, 10/15/2021 (1)		3,000,000	3,003,254
4.200%, 01/15/2024 (1)		2,800,000	3,005,069
1.875%, 01/15/2026 (Callable 12/15/2025) (1)		250,000	253,368
CNH Industrial NV:
4.500%, 08/15/2023 (1)		5,000,000	5,344,271
3.850%, 11/15/2027 (Callable 08/15/2027) (1)		2,243,000	2,501,164
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (Callable 10/22/2029) (1)		8,875,000	9,151,545
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025 (Callable 03/01/2025) (1)		880,000	976,774
CommonSpirit Health,
2.760%, 10/01/2024 (Callable 07/01/2024)		250,000	263,049
Conagra Brands, Inc.:
4.600%, 11/01/2025 (Callable 09/01/2025)		250,000	280,971
8.250%, 09/15/2030		1,140,000	1,657,849
Constellation Brands, Inc.,
3.500%, 05/09/2027 (Callable 02/09/2027)		3,625,000	3,977,304
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)		2,800,000	3,022,251
3.350%, 09/15/2026 (Callable 06/15/2026) (2)		1,927,000	2,069,009
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)		2,500,000	2,753,257
4.300%, 03/25/2028 (Callable 12/25/2027)		5,592,000	6,378,543
CVS Pass-Through Trust,
5.926%, 01/10/2034 (2)		1,938,651	2,336,157
Daimler Finance North America LLC:
3.750%, 11/05/2021 (1)(2)		6,800,000	6,820,534
1.750%, 03/10/2023 (1)(2)		11,000,000	11,199,646
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)		12,100,000	12,977,621
6.020%, 06/15/2026 (Callable 03/15/2026)		9,000,000	10,705,749
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)		10,600,000	11,294,545
Diageo Capital PLC,
2.000%, 04/29/2030 (Callable 01/29/2030) (1)		3,275,000	3,262,302
Dollar Tree, Inc.,
3.700%, 05/15/2023 (Callable 04/15/2023)		5,050,000	5,293,522
Dow Chemical Co.,
4.550%, 11/30/2025 (Callable 09/30/2025)		165,000	185,618
DuPont de Nemours, Inc.,
4.493%, 11/15/2025 (Callable 09/15/2025)		4,450,000	5,003,649
DXC Technology Co.,
1.800%, 09/15/2026 (Callable 08/15/2026)		12,000,000	11,984,460
Ecolab, Inc.,
4.800%, 03/24/2030 (Callable 12/24/2029)		10,000,000	12,147,087
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)		6,575,000	6,784,294
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025 (Callable 06/15/2025)		10,000,000	10,208,143
Emerson Electric Co.,
1.950%, 10/15/2030 (Callable 07/15/2030)		12,600,000	12,600,728
Energy Transfer Operating LP:
4.500%, 04/15/2024 (Callable 03/15/2024)		1,000,000	1,081,432
5.500%, 06/01/2027 (Callable 03/01/2027)		17,931,000	21,038,992
5.250%, 04/15/2029 (Callable 01/15/2029)		1,100,000	1,289,387
3.750%, 05/15/2030 (Callable 02/15/2030)		275,000	297,154
EnLink Midstream Partners LP,
4.400%, 04/01/2024 (Callable 01/01/2024)		10,000,000	10,394,200
Enterprise Products Operating LLC,
3.900%, 02/15/2024 (Callable 11/15/2023)		225,000	240,122
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)		5,000,000	5,136,000
Equifax, Inc.,
2.600%, 12/01/2024 (Callable 11/01/2024)		5,000,000	5,246,819
Equinix, Inc.,
1.800%, 07/15/2027 (Callable 05/15/2027)		7,000,000	7,033,654
ERAC USA Finance LLC,
2.600%, 12/01/2021 (Callable 11/01/2021) (2)		5,075,000	5,083,941
Express Scripts Holding Co.,
4.500%, 02/25/2026 (Callable 11/27/2025)		18,000,000	20,233,068
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)		11,250,000	12,001,612
Ferguson Finance PLC,
4.500%, 10/24/2028 (Callable 07/24/2028) (2)		5,930,000	6,822,154
Fidelity National Information Services, Inc.,
1.650%, 03/01/2028 (Callable 01/01/2028)		5,000,000	4,936,526
Fiserv, Inc.:
3.500%, 10/01/2022 (Callable 07/01/2022)		3,050,000	3,120,850
2.250%, 06/01/2027 (Callable 04/01/2027)		16,000,000	16,503,179
4.200%, 10/01/2028 (Callable 07/01/2028)		1,035,000	1,178,111
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)		2,165,000	2,355,970
4.875%, 05/12/2030 (Callable 02/12/2030)		4,073,000	4,724,497
Florida Gas Transmission Co. LLC,
2.300%, 10/01/2031 (Callable 07/01/2031) (2)		9,775,000	9,597,840
FMC Corp.:
3.950%, 02/01/2022 (Callable 11/01/2021)		250,000	250,712
4.100%, 02/01/2024 (Callable 11/01/2023)		4,685,000	4,986,233
Ford Motor Credit Co. LLC:
3.339%, 03/28/2022 (Callable 02/28/2022)		2,000,000	2,011,260
2.979%, 08/03/2022 (Callable 07/03/2022)		12,000,000	12,130,920
4.250%, 09/20/2022		1,545,000	1,580,149
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023 (Callable 08/21/2023)		6,025,000	6,408,407
3.250%, 09/15/2029 (Callable 06/15/2029)		2,725,000	2,937,084
Fox Corp.,
4.030%, 01/25/2024 (Callable 12/25/2023)		5,155,000	5,530,996
Freeport-McMoRan, Inc.,
3.875%, 03/15/2023 (Callable 12/15/2022)		1,100,000	1,134,870
Fresenius Medical Care US Finance III, Inc.,
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)		20,000,000	20,098,061
General Motors Financial Co., Inc.:
4.200%, 11/06/2021		2,000,000	2,007,057
3.450%, 01/14/2022 (Callable 12/14/2021)		1,475,000	1,483,849
3.150%, 06/30/2022 (Callable 05/30/2022)		1,225,000	1,247,025
4.150%, 06/19/2023 (Callable 05/19/2023)		1,325,000	1,400,364
1.700%, 08/18/2023		10,000,000	10,188,939
2.900%, 02/26/2025 (Callable 01/26/2025)		4,000,000	4,196,671
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)		7,000,000	7,467,794
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)		21,300,000	21,342,150
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)		1,750,000	1,849,400
4.125%, 03/12/2024 (Callable 02/12/2024) (1)(2)		5,000,000	5,356,730
4.625%, 04/29/2024 (1)(2)		1,000,000	1,089,661
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)		4,850,000	5,333,713
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)		1,150,000	1,253,615
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)		6,343,000	6,209,659
2.625%, 09/23/2031 (Callable 06/23/2031) (1)(2)		8,350,000	8,177,159
Global Payments, Inc.:
3.750%, 06/01/2023 (Callable 03/01/2023)		2,575,000	2,690,070
4.800%, 04/01/2026 (Callable 01/01/2026)		4,535,000	5,137,138
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)		2,017,000	2,037,896
3.875%, 06/27/2024 (1)(2)		5,340,000	5,737,187
HP, Inc.,
2.200%, 06/17/2025 (Callable 05/17/2025)		18,325,000	18,910,864
Husky Energy, Inc.,
4.400%, 04/15/2029 (Callable 01/15/2029) (1)		5,000,000	5,606,332
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)		7,000,000	7,078,734
Hyundai Capital America:
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)		5,825,000	5,731,537
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)		15,000,000	14,866,560
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)		250,000	252,631
Ingersoll-Rand Co.,
6.391%, 11/15/2027		1,195,000	1,481,111
International Business Machines Corp.,
3.300%, 05/15/2026		6,150,000	6,703,133
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)		10,000,000	10,014,693
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026 (Callable 01/01/2026)		3,000,000	3,321,453
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)		5,000,000	5,149,729
Kinder Morgan, Inc.:
3.150%, 01/15/2023 (Callable 12/15/2022)		250,000	258,176
5.625%, 11/15/2023 (Callable 08/15/2023) (2)		1,000,000	1,088,561
7.800%, 08/01/2031		12,425,000	17,721,912
Kraft Heinz Foods Co.,
6.375%, 07/15/2028		8,129,000	10,030,250
Lear Corp.,
3.800%, 09/15/2027 (Callable 06/15/2027)		1,000,000	1,105,700
Leidos, Inc.:
4.375%, 05/15/2030 (Callable 02/15/2030)		6,900,000	7,794,309
2.300%, 02/15/2031 (Callable 11/15/2030)		250,000	244,262
Lennox International, Inc.:
1.350%, 08/01/2025 (Callable 07/01/2025)		7,000,000	7,001,480
1.700%, 08/01/2027 (Callable 06/01/2027)		175,000	173,713
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)		16,000,000	16,096,525
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)		5,000,000	5,002,518
Microchip Technology, Inc.:
2.670%, 09/01/2023		10,191,000	10,565,958
0.972%, 02/15/2024 (2)		5,000,000	5,003,148
Micron Technology, Inc.,
4.640%, 02/06/2024 (Callable 01/06/2024)		6,000,000	6,507,480
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (Callable 03/01/2024) (2)		7,450,000	7,791,739
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)		250,000	262,631
Mosaic Co.,
4.250%, 11/15/2023 (Callable 08/15/2023)		8,606,000	9,176,720
MPLX LP:
4.875%, 06/01/2025 (Callable 03/01/2025)		10,219,000	11,419,979
4.800%, 02/15/2029 (Callable 11/15/2028)		3,475,000	4,021,371
Mylan, Inc.,
4.550%, 04/15/2028 (Callable 01/15/2028)		200,000	228,277
Newell Brands, Inc.,
3.850%, 04/01/2023 (Callable 02/01/2023)		3,166,000	3,296,787
Nutrien Ltd.,
3.150%, 10/01/2022 (Callable 07/01/2022) (1)		1,306,000	1,333,073
nVent Finance Sarl,
3.950%, 04/15/2023 (Callable 03/15/2023)		18,275,000	19,014,343
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)		7,000,000	7,208,366
4.875%, 03/01/2024 (Callable 02/01/2024) (1)(2)		5,790,000	6,315,292
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)		5,000,000	5,089,500
7.500%, 10/15/2026		1,288,000	1,487,640
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)		5,000,000	4,897,995
ONEOK, Inc.:
4.250%, 02/01/2022 (Callable 11/01/2021)		250,000	250,719
7.500%, 09/01/2023 (Callable 06/01/2023)		7,470,000	8,312,789
2.750%, 09/01/2024 (Callable 08/01/2024)		3,300,000	3,458,894
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)		10,500,000	11,123,490
2.300%, 03/25/2028 (Callable 01/25/2028)		3,000,000	3,067,413
Orange SA,
9.000%, 03/01/2031 (1)		4,125,000	6,420,581
PeaceHealth Obligated Group,
1.375%, 11/15/2025 (Callable 08/15/2025)		250,000	252,110
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)		8,000,000	8,398,338
3.950%, 03/10/2025 (Callable 01/10/2025) (2)		12,000,000	13,002,911
4.000%, 07/15/2025 (Callable 06/15/2025) (2)		6,500,000	7,103,769
PerkinElmer, Inc.,
3.300%, 09/15/2029 (Callable 06/15/2029)		200,000	215,628
Phillips 66,
2.150%, 12/15/2030 (Callable 09/15/2030)		10,000,000	9,756,020
Phillips 66 Partners LP:
3.605%, 02/15/2025 (Callable 11/15/2024)		2,000,000	2,139,361
3.150%, 12/15/2029 (Callable 09/15/2029)		225,000	235,162
Pioneer Natural Resources Co.,
3.950%, 07/15/2022 (Callable 04/15/2022)		175,000	178,004
POSCO,
4.000%, 08/01/2023 (1)(2)		5,000,000	5,281,858
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)		12,800,000	13,407,801
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023 (Callable 08/01/2023)		1,100,000	1,170,451
Roper Technologies, Inc.:
3.800%, 12/15/2026 (Callable 09/15/2026)		1,450,000	1,610,659
2.000%, 06/30/2030 (Callable 03/30/2030)		14,675,000	14,368,121
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)		9,955,000	11,716,013
4.500%, 05/15/2030 (Callable 11/15/2029)		4,500,000	5,186,745
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(9)		1,675,000	1,172,517
Schneider Electric SE,
2.950%, 09/27/2022 (2)		2,000,000	2,050,159
Shell International Finance BV:
2.375%, 04/06/2025 (Callable 03/06/2025) (1)		5,000,000	5,228,500
2.750%, 04/06/2030 (Callable 01/06/2030) (1)		5,000,000	5,308,722
Sherwin-Williams Co.,
3.300%, 02/01/2025 (Callable 11/01/2024)		3,851,000	4,080,610
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)		225,000	234,562
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)		5,250,000	5,121,391
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)		7,800,000	9,662,640
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)		15,000,000	15,090,410
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)		15,995,000	17,747,657
Southern Natural Gas Co. LLC:
7.350%, 02/15/2031		8,020,000	10,748,032
8.000%, 03/01/2032		2,523,000	3,569,763
Sysco Corp.,
2.600%, 06/12/2022		150,000	152,344
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)		5,500,000	5,986,829
3.900%, 05/25/2027 (Callable 02/25/2027) (1)		13,850,000	15,365,548
Textron, Inc.,
3.650%, 03/15/2027 (Callable 12/15/2026)		250,000	274,108
Timken Co.,
4.500%, 12/15/2028 (Callable 09/15/2028)		225,000	251,026
T-Mobile USA, Inc.,
3.875%, 04/15/2030 (Callable 01/15/2030)		5,000,000	5,520,810
Toyota Motor Credit Corp.,
2.900%, 03/30/2023 (1)		10,000,000	10,382,684
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034 (1)		1,335,000	1,680,900
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026		4,748,000	5,940,270
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)		6,575,000	6,569,738
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)		10,000,000	10,032,434
Tyson Foods, Inc.,
4.000%, 03/01/2026 (Callable 01/01/2026)		3,000,000	3,340,794
Universal Health Services, Inc.,
2.650%, 01/15/2032 (Callable 10/15/2031) (2)		11,925,000	11,808,579
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)		17,637,000	20,841,114
3.750%, 07/08/2030 (Callable 04/08/2030) (1)		7,500,000	7,769,625
Valero Energy Corp.,
3.400%, 09/15/2026 (Callable 06/15/2026)		4,985,000	5,363,279
Verisk Analytics, Inc.:
4.125%, 09/12/2022		250,000	258,844
4.125%, 03/15/2029 (Callable 12/15/2028)		3,000,000	3,407,035
Verizon Communications, Inc.:
4.125%, 03/16/2027		3,196,000	3,627,104
3.000%, 03/22/2027 (Callable 01/22/2027)		13,000,000	13,951,343
2.100%, 03/22/2028 (Callable 01/22/2028)		5,675,000	5,760,636
4.329%, 09/21/2028		2,051,000	2,357,680
4.016%, 12/03/2029 (Callable 09/03/2029)		5,628,000	6,377,143
2.355%, 03/15/2032 (Callable 12/15/2031) (2)		1,245,000	1,231,236
Viterra Finance BV,
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)		25,000,000	25,177,369
Volkswagen Group of America Finance LLC:
1.063%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (1)(2)(3)		1,800,000	1,801,827
4.000%, 11/12/2021 (1)(2)		8,000,000	8,031,444
0.875%, 11/22/2023 (1)(2)		6,875,000	6,909,474
2.850%, 09/26/2024 (1)(2)		8,850,000	9,302,637
Vontier Corp.,
1.800%, 04/01/2026 (Callable 03/01/2026) (2)		6,300,000	6,254,577
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)		12,302,000	12,927,692
3.450%, 11/15/2026 (Callable 08/15/2026)		10,775,000	11,530,308
4.950%, 09/15/2028 (Callable 06/15/2028)		1,500,000	1,726,350
Walgreens Boots Alliance, Inc.,
3.200%, 04/15/2030 (Callable 01/15/2030)		6,335,000	6,782,526
Western Midstream Operating LP,
4.500%, 03/01/2028 (Callable 12/01/2027)		7,195,000	7,716,637
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)		5,000,000	5,305,597
Williams Companies, Inc.:
3.700%, 01/15/2023 (Callable 10/15/2022)		1,775,000	1,833,234
4.300%, 03/04/2024 (Callable 12/04/2023)		9,329,000	10,015,301
7.500%, 01/15/2031		3,400,000	4,726,939
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)		9,000,000	8,959,140
Woodside Finance Ltd.,
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)		10,000,000	11,219,676
WRKCo, Inc.:
4.650%, 03/15/2026 (Callable 01/15/2026)		275,000	312,436
3.900%, 06/01/2028 (Callable 03/01/2028)		8,275,000	9,230,411
Xylem, Inc.,
2.250%, 01/30/2031 (Callable 10/30/2030)		225,000	225,179
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)		650,000	710,453
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023 (Callable 02/19/2023)		10,000,000	10,432,157
Zoetis, Inc.:
3.250%, 02/01/2023 (Callable 11/01/2022)		7,500,000	7,729,095
4.500%, 11/13/2025 (Callable 08/13/2025)		2,000,000	2,251,168
Total Industrials (Cost $1,404,743,059)			1,458,497,277	22.6%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (Callable 02/01/2023) (1)(2)		6,200,000	6,432,928
Avangrid, Inc.,
3.800%, 06/01/2029 (Callable 03/01/2029) (1)		10,975,000	12,220,150
Berkshire Hathaway Energy Co.,
4.050%, 04/15/2025 (Callable 03/15/2025)		14,925,000	16,411,732
Duke Energy Corp.,
3.050%, 08/15/2022 (Callable 05/15/2022)		350,000	355,713
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032 (Callable 10/07/2031) (2)		12,400,000	12,388,704
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)		448,000	460,941
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)		11,550,000	12,785,715
3.500%, 04/06/2028 (1)(2)		13,750,000	15,048,421
Entergy Corp.,
2.800%, 06/15/2030 (Callable 03/15/2030)		12,425,000	12,815,635
Exelon Generation Co. LLC,
4.250%, 06/15/2022 (Callable 03/15/2022)		350,000	356,081
FirstEnergy Corp.,
2.050%, 03/01/2025 (Callable 02/01/2025)		6,450,000	6,514,500
ITC Holdings Corp.,
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)		15,717,000	16,494,275
KeySpan Corp.,
8.000%, 11/15/2030 (1)		2,000,000	2,733,033
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)		6,000,000	6,362,796
RGS I&M Funding Corp.,
9.820%, 12/07/2022		59,486	59,770
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)		3,800,000	3,871,675
Total Utilities (Cost $118,546,287)			125,312,069	1.9%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)		24,973,000	27,685,265
AerCap Holdings NV,
2.875%, 08/14/2024 (Callable 07/14/2024) (1)		5,000,000	5,209,088
Aetna, Inc.,
2.800%, 06/15/2023 (Callable 04/15/2023)		4,010,000	4,151,392
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)		3,000,000	3,174,060
Air Lease Corp.:
2.250%, 01/15/2023		3,800,000	3,882,999
2.750%, 01/15/2023 (Callable 12/15/2022)		250,000	256,633
American International Group, Inc.:
4.125%, 02/15/2024		1,000,000	1,079,505
3.750%, 07/10/2025 (Callable 04/10/2025)		225,000	244,917
AmFam Holdings, Inc.,
2.805%, 03/11/2031 (Callable 12/11/2030) (2)		7,000,000	7,171,515
AmSouth Bancorporation,
6.750%, 11/01/2025		630,000	757,873
Anthem, Inc.:
3.350%, 12/01/2024 (Callable 10/01/2024)		10,225,000	10,961,489
2.375%, 01/15/2025 (Callable 12/15/2024)		12,000,000	12,500,815
Banco Santander SA:
3.500%, 04/11/2022 (1)		4,400,000	4,472,230
5.179%, 11/19/2025 (1)		5,000,000	5,680,019
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)		4,500,000	4,479,088
2.749%, 12/03/2030 (1)		4,000,000	3,980,180
Bank of America Corp.:
3.300%, 01/11/2023		4,710,000	4,887,930
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%)(Callable 07/21/2022) (3)		3,500,000	3,566,538
4.000%, 04/01/2024		1,785,000	1,932,350
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)		10,000,000	10,582,911
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)		5,060,000	5,383,397
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)		3,295,000	3,502,486
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)		5,000,000	5,020,574
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%)(Callable 04/24/2027) (3)		5,050,000	5,549,791
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)		1,689,000	1,830,602
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)		4,000,000	3,993,580
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)		5,000,000	4,997,090
Bank of Montreal,
3.300%, 02/05/2024 (1)		10,000,000	10,633,737
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)		5,000,000	5,331,722
Bank of Nova Scotia:
1.625%, 05/01/2023 (1)		10,000,000	10,204,300
4.500%, 12/16/2025 (1)		7,000,000	7,866,310
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)		8,000,000	8,464,113
Barclays PLC:
3.684%, 01/10/2023 (Callable 01/10/2022) (1)		7,350,000	7,415,383
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)		4,500,000	4,829,361
4.337%, 01/10/2028 (Callable 01/10/2027) (1)		8,790,000	9,831,770
BBVA USA:
2.875%, 06/29/2022 (Callable 05/29/2022)		3,475,000	3,533,726
3.875%, 04/10/2025 (Callable 03/10/2025)		4,200,000	4,584,334
BNP Paribas SA:
3.375%, 01/09/2025 (1)(2)		250,000	266,556
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)		5,000,000	5,236,829
4.375%, 05/12/2026 (1)(2)		8,288,000	9,153,201
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)		4,000,000	3,932,840
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)		2,000,000	1,981,067
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)		3,000,000	3,063,791
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)		2,000,000	2,086,160
Boston Properties LP,
3.200%, 01/15/2025 (Callable 10/15/2024)		12,400,000	13,165,623
BPCE SA:
5.700%, 10/22/2023 (1)(2)		5,375,000	5,893,103
4.000%, 04/15/2024 (1)		3,500,000	3,790,444
4.625%, 07/11/2024 (1)(2)		10,225,000	11,131,823
4.875%, 04/01/2026 (1)(2)		3,386,000	3,817,762
Brown & Brown, Inc.:
4.200%, 09/15/2024 (Callable 06/15/2024)		10,461,000	11,378,342
4.500%, 03/15/2029 (Callable 12/15/2028)		8,597,000	9,841,615
2.375%, 03/15/2031 (Callable 12/15/2030)		3,500,000	3,489,190
Capital One Financial Corp.:
3.200%, 01/30/2023 (Callable 12/30/2022)		250,000	258,828
3.650%, 05/11/2027 (Callable 04/11/2027)		3,000,000	3,323,334
Centene Corp.,
2.450%, 07/15/2028 (Callable 05/15/2028)		4,575,000	4,597,875
Citigroup, Inc.:
2.750%, 04/25/2022 (Callable 03/25/2022)		250,000	253,009
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)		2,000,000	2,039,232
3.750%, 06/16/2024		500,000	540,130
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)		10,040,000	10,663,987
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)		14,000,000	15,470,414
Citizens Bank NA,
2.250%, 04/28/2025 (Callable 03/28/2025)		19,000,000	19,759,869
CNA Financial Corp.:
7.250%, 11/15/2023		1,980,000	2,249,299
4.500%, 03/01/2026 (Callable 12/01/2025)		5,070,000	5,723,748
3.900%, 05/01/2029 (Callable 02/01/2029)		4,000,000	4,459,730
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)		2,250,000	2,335,574
4.625%, 12/01/2023 (1)		5,000,000	5,417,973
4.375%, 08/04/2025 (1)		7,400,000	8,203,859
3.750%, 07/21/2026 (1)		1,276,000	1,406,285
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)		7,400,000	7,462,509
1.248%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)		4,000,000	3,943,471
Credit Suisse Group AG:
3.574%, 01/09/2023 (Callable 01/09/2022) (1)(2)		1,000,000	1,008,202
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)		4,000,000	4,223,663
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)		12,395,000	12,849,226
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)		250,000	272,858
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)		9,000,000	9,482,171
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)		5,000,000	5,000,574
Deutsche Bank AG:
4.250%, 10/14/2021 (1)		7,000,000	7,007,542
3.300%, 11/16/2022 (1)		5,175,000	5,339,018
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)		5,000,000	5,124,956
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)		5,000,000	5,073,042
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)		4,200,000	4,548,953
3.750%, 03/04/2025 (Callable 12/04/2024)		250,000	269,767
4.100%, 02/09/2027 (Callable 11/09/2026)		12,000,000	13,367,270
Equitable Financial Life Global Funding,
1.400%, 07/07/2025 (2)		225,000	226,366
FirstMerit Bank NA,
4.270%, 11/25/2026		5,450,000	6,104,203
GE Capital Funding LLC,
4.050%, 05/15/2027 (Callable 03/15/2027)		5,000,000	5,613,719
Goldman Sachs Group, Inc.:
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%)(Callable 07/24/2022) (3)		200,000	203,851
3.500%, 01/23/2025 (Callable 10/23/2024)		2,000,000	2,142,262
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)		3,500,000	3,737,411
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)		5,000,000	4,927,114
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)		4,000,000	4,402,928
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)		3,100,000	3,503,376
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)		9,000,000	9,417,237
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029 (Callable 05/19/2029)		3,825,000	3,997,061
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)		10,000,000	9,988,109
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)		5,000,000	5,602,350
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%)(Callable 03/13/2022) (1)(3)		10,140,000	10,267,657
3.600%, 05/25/2023 (1)		2,700,000	2,838,486
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		3,000,000	3,199,870
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)		7,485,000	8,256,942
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)		1,000,000	1,103,740
Humana, Inc.,
2.900%, 12/15/2022 (Callable 11/15/2022)		6,525,000	6,709,285
ING Groep NV,
3.550%, 04/09/2024 (1)		4,000,000	4,284,798
Invesco Finance PLC,
3.125%, 11/30/2022		5,000,000	5,156,364
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)		10,350,000	10,956,103
Jefferies Group LLC:
4.850%, 01/15/2027		1,425,000	1,652,307
6.450%, 06/08/2027		3,075,000	3,831,777
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)		11,650,000	13,384,431
JPMorgan Chase & Co.:
1.355%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/24/2022) (3)		5,035,000	5,098,239
4.023%, 12/05/2024 (3 Month LIBOR USD + 1.000%)(Callable 12/05/2023) (3)		20,000,000	21,421,609
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)		13,000,000	13,483,759
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)		7,625,000	7,810,176
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)		3,000,000	3,085,684
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)		5,000,000	4,924,163
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)		7,000,000	7,014,196
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)		5,000,000	4,968,006
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)		1,500,000	1,530,305
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)		5,000,000	5,069,340
KeyBank NA:
3.180%, 05/22/2022		2,750,000	2,799,170
3.400%, 05/20/2026		2,200,000	2,391,801
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)		10,250,000	10,729,355
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)		966,000	1,023,594
4.569%, 02/01/2029 (2)		1,559,000	1,812,200
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)		8,000,000	8,973,407
4.000%, 06/15/2029 (Callable 03/15/2029)		1,500,000	1,680,299
Lincoln National Corp.,
4.000%, 09/01/2023		250,000	266,521
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)		4,580,000	4,876,276
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)		8,850,000	8,842,558
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)		5,250,000	5,405,603
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)		4,000,000	4,201,585
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)		5,000,000	4,992,534
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024 (Callable 02/15/2024)		1,550,000	1,666,575
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)		12,053,000	13,132,476
MBIA Insurance Corp.,
11.386%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(9)		500,000	55,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)		1,300,000	1,343,801
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023 (1)		2,000,000	2,086,359
2.193%, 02/25/2025 (1)		5,000,000	5,171,869
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)		5,000,000	4,995,111
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)		5,000,000	5,109,368
4.600%, 03/27/2024 (1)(2)		7,000,000	7,569,028
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)		3,000,000	3,186,500
Morgan Stanley:
1.525%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(Callable 10/24/2022) (3)		7,000,000	7,093,039
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)		10,000,000	10,325,037
3.125%, 07/27/2026		4,600,000	4,950,897
National Australia Bank Ltd.,
2.332%, 08/21/2030 (1)(2)		7,575,000	7,322,733
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)		5,000,000	5,212,705
4.000%, 09/14/2026 (1)(2)		19,900,000	21,872,987
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)		2,195,000	3,076,265
Nomura Holdings, Inc.:
1.851%, 07/16/2025 (1)		3,175,000	3,222,253
1.653%, 07/14/2026 (1)		10,000,000	9,963,088
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)		12,850,000	13,323,012
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)		6,556,000	7,116,791
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)		5,000,000	5,339,312
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)		5,000,000	5,675,890
Principal Financial Group, Inc.,
3.100%, 11/15/2026 (Callable 08/15/2026)		250,000	268,837
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)		7,000,000	7,487,178
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)		1,400,000	1,570,297
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)		8,300,000	10,252,470
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027 (1)(2)		11,775,000	12,402,769
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)		7,454,000	8,043,910
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)		4,700,000	5,549,948
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)		6,850,000	7,835,777
Santander UK Group Holdings PLC:
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)		2,500,000	2,582,235
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)		5,000,000	5,413,551
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)		3,675,000	3,972,197
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (Callable 06/15/2022) (1)(2)		4,000,000	4,070,880
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)		6,075,000	6,431,298
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)		3,350,000	3,618,655
2.625%, 01/22/2025 (1)(2)		2,855,000	2,964,401
4.250%, 04/14/2025 (1)(2)		9,814,000	10,600,640
4.250%, 08/19/2026 (1)(2)		225,000	245,630
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)		7,415,000	7,332,293
1.792%, 06/09/2027 (1 Year CMT Rate + 1.000%)(Callable 06/09/2026) (1)(2)(3)		10,000,000	9,945,731
Standard Chartered PLC:
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)		19,125,000	19,916,610
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)		4,500,000	4,423,963
Stifel Financial Corp.:
4.250%, 07/18/2024		10,139,000	11,032,864
4.000%, 05/15/2030 (Callable 02/15/2030)		11,970,000	13,318,585
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025 (1)		250,000	252,012
3.544%, 01/17/2028 (1)		2,094,000	2,291,720
SunTrust Banks, Inc.,
2.700%, 01/27/2022 (Callable 12/27/2021)		250,000	251,453
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)		5,275,000	5,700,194
3.700%, 08/04/2026 (Callable 05/04/2026)		3,000,000	3,255,314
Trinity Acquisition PLC,
4.400%, 03/15/2026 (Callable 12/15/2025)		1,125,000	1,256,964
UBS Group AG,
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)		5,000,000	4,942,104
UBS Group Funding Switzerland AG,
3.491%, 05/23/2023 (Callable 05/23/2022) (1)(2)		3,050,000	3,109,001
Voya Financial, Inc.:
3.125%, 07/15/2024 (Callable 05/15/2024)		3,350,000	3,550,028
3.650%, 06/15/2026		2,410,000	2,645,296
Wells Fargo & Co.:
1.359%, 10/31/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/31/2022) (3)		5,000,000	5,061,951
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)		5,000,000	5,097,728
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)		5,000,000	5,157,754
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)		16,000,000	16,514,166
3.196%, 06/17/2027 (3 Month LIBOR USD + 1.170%)(Callable 06/17/2026) (3)		275,000	295,194
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)		10,339,000	10,664,058
Westpac Banking Corp.,
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)		2,000,000	2,070,868
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)		8,150,000	8,694,493
4.500%, 09/15/2028 (Callable 06/15/2028)		8,500,000	9,735,727
Total Financials (Cost $1,095,874,286)			1,142,078,754	17.7%
Total Corporate Bonds (Cost $2,619,163,632)			2,725,888,100	42.2%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025		2,685,000	2,844,742
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022		2,000,000	2,085,679
City of Berwyn IL:
5.790%, 12/01/2022 (ETM)(Insured by NATL)		430,000	433,837
5.790%, 12/01/2022 (Insured by NATL)		1,280,000	1,297,279
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)(Insured by BAM)		2,345,000	2,357,483
County of Hamilton OH,
3.374%, 06/01/2034 (Insured by AGM)		10,000,000	10,822,611
County of Miami-Dade FL,
2.536%, 10/01/2033 (Callable 10/01/2030)		2,800,000	2,793,547
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025		225,000	227,476
GBG LLC,
2.250%, 09/01/2030 (2)		1,045,967	1,049,544
Great Lakes Water Authority,
2.315%, 07/01/2031		2,000,000	2,059,264
Indiana Finance Authority,
2.683%, 09/15/2023		200,000	203,808
Massachusetts Educational Financing Authority:
1.921%, 07/01/2027		10,000,000	9,961,500
2.161%, 07/01/2028		10,000,000	9,960,360
New Jersey Economic Development Authority,
0.000%, 02/15/2022 (Insured by AGM)		2,000,000	1,996,956
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2027		1,000,000	1,218,143
5.000%, 12/01/2027		1,600,000	1,949,028
5.000%, 12/01/2028		1,225,000	1,518,469
5.000%, 12/01/2028		1,205,000	1,493,677
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)		5,000,000	5,212,699
New York State Dormitory Authority,
3.000%, 08/01/2036 (Callable 08/01/2031)(Insured by BAM)		1,650,000	1,655,755
Niagara Area Development Corp.:
3.004%, 05/01/2025		1,000,000	1,034,963
3.204%, 05/01/2026		1,995,000	2,060,114
3.272%, 05/01/2027		2,060,000	2,122,165
3.372%, 05/01/2028		2,130,000	2,199,583
3.422%, 05/01/2029		2,200,000	2,272,662
North Carolina Housing Finance Agency,
3.000%, 01/01/2033 (Callable 01/01/2025)		845,000	859,672
North East Independent School District,
5.240%, 08/01/2027		2,100,000	2,561,793
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026		3,440,000	3,512,486
2.363%, 04/15/2028		1,325,000	1,371,047
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)		710,000	728,474
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)		2,200,000	2,380,611
3.950%, 12/01/2027 (Callable 12/01/2025)		1,700,000	1,837,165
Total Municipal Bonds (Cost $81,377,637)			84,082,592	1.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-137, Class H, 7.000%, 10/25/2021		29	29
Series 1993-32, Class H, 6.000%, 03/25/2023		1,582	1,629
Federal Gold Loan Mortgage Corp. (FGLMC),
6.000%, 07/01/2028		2,007	2,291
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022 (Callable 10/15/2021)		472	481
Total U.S. Government Agency Issues (Cost $4,050)			4,430	0.0%

Non-U.S. Government Agency Issues
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (Callable 10/25/2021) (4)		19	19
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.426%, 11/25/2035 (1 Month LIBOR USD + 0.680%)(Callable 10/25/2021) (3)		110,182	110,128
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 03/25/2022 (Callable 10/25/2021) (6)		20,129	19,292
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034 (Callable 09/20/2022)		1,082,986	1,168,154
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 2.919%, 07/25/2034 (Callable 10/25/2021) (4)		547,991	569,210
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (Callable 10/25/2021) (4)		200	200
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 10/25/2021) (4)		221,299	226,330
Delta Funding Home Equity Loan Trust,
Series 1999-2, Class A7F, 7.030%, 08/15/2030 (Callable 10/15/2021)		63,200	63,516
FirstKey Homes Trust,
Series 2021-SFR2, Class A, 1.380%, 09/17/2038 (2)		22,250,000	22,011,113
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)		177	178
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.133%, 03/25/2036 (Callable 11/25/2023) (4)		186,525	189,022
Mill City Mortgage Loan Trust,
Series 2018-3, Class A1, 3.484%, 08/25/2058 (Callable 02/25/2028) (2)(4)		122,973	127,182
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 12/25/2027) (2)(4)		2,000,401	2,131,771
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/15/2021 (Callable 10/25/2021) (6)		1,186	1,115
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034 (Callable 10/25/2021)		21	21
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.386%, 11/25/2033 (1 Month LIBOR USD + 1.300%)(Callable 10/25/2021) (3)		772,628	772,899
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.044%, 10/25/2043 (Callable 10/25/2021) (4)		1,557,437	1,582,603
Towd Point Mortgage Trust:
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(4)		422,576	424,945
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 04/25/2025) (2)(4)		5,941,529	6,021,753
Series 2017-5, Class A1, 0.686%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 09/25/2023) (2)(3)		1,811,133	1,811,119
Series 2019-1, Class A1, 3.705%, 03/25/2058 (Callable 01/25/2026) (2)(4)		5,696,692	5,999,835
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)		52,205	53,442
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 03/25/2026) (2)(4)		100,844	104,523
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 09/25/2026) (2)(4)		9,267,436	9,598,066
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 09/25/2025) (2)		17,538,312	17,756,974
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 2.577%, 06/25/2034 (Callable 10/25/2021) (4)		1,099,696	1,140,357
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 10/25/2021)		1,515,039	1,645,966
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 0.586%, 10/25/2034 (1 Month LIBOR USD + 1.000%)(Callable 10/25/2021) (3)		1,051,076	1,045,235
Total Non-U.S. Government Agency Issues (Cost $73,829,903)			74,574,968	1.2%
Total Residential Mortgage-Backed Securities (Cost $73,833,953)			74,579,398	1.2%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022		16,544,651	16,711,542
Series K721, Class A2, 3.090%, 08/25/2022 (4)		238,072	241,754
Series K723, Class A2, 2.454%, 08/25/2023		14,134,654	14,588,674
Series K038, Class A2, 3.389%, 03/25/2024		1,775,000	1,886,607
Series K726, Class A2, 2.905%, 04/25/2024		130,333	136,594
Series K041, Class A2, 3.171%, 10/25/2024		4,895,000	5,234,639
Series K043, Class A2, 3.062%, 12/25/2024		4,250,000	4,541,517
Series K048, Class A2, 3.284%, 06/25/2025 (4)		8,725,000	9,437,003
Series K050, Class A2, 3.334%, 08/25/2025 (4)		12,375,000	13,440,636
Series K734, Class A2, 3.208%, 02/25/2026		9,475,000	10,247,226
Series K062, Class A2, 3.413%, 12/25/2026		21,774,000	24,109,597
Series K064, Class A2, 3.224%, 03/25/2027		1,325,000	1,455,855
Series K065, Class A2, 3.243%, 04/25/2027		2,075,000	2,285,498
Series K066, Class A2, 3.117%, 06/25/2027		170,000	186,399
Series K068, Class A2, 3.244%, 08/25/2027		24,446,000	26,998,008
Series K069, Class A2, 3.187%, 09/25/2027 (4)		175,000	192,897
Series K071, Class A2, 3.286%, 11/25/2027		7,075,000	7,849,334
Total U.S. Government Agency Issues (Cost $134,032,676)			139,543,780	2.2%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2027)		9,275,000	10,203,358
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 06/15/2027)		2,665,000	2,905,763
Series 2017-BNK7, Class ASB, 3.265%, 09/17/2060 (Callable 04/15/2027)		1,300,000	1,390,140
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 01/15/2028)		895,000	991,758
CD Mortgage Trust,
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050 (Callable 06/13/2027)		10,723,000	11,488,893
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 03/10/2023)		11,725,000	12,077,733
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 12/10/2024)		13,810,576	14,659,070
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)		15,210,000	16,668,099
COMM Mortgage Trust:
Series 2012-CR2, Class A4, 3.147%, 08/17/2045 (Callable 07/15/2022)		375,000	379,111
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)		225,000	242,061
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 09/10/2023)		13,025,000	13,841,150
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class ASB, 2.436%, 03/17/2054 (Callable 07/15/2029)		6,866,000	7,075,817
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5, 4.155%, 07/12/2051 (4)		9,372,252	10,678,380
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)		175,000	179,963
Series 2013-LC11, Class A4, 2.694%, 04/17/2046 (Callable 03/15/2023)		3,058,423	3,124,801
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 12/15/2022)		58,976	59,694
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 05/15/2023)		3,373,000	3,508,480
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 11/15/2023)		34,350	35,477
Series 2014-C26, Class A4, 3.494%, 01/17/2048 (Callable 12/15/2024)		14,480,202	15,524,479
JPMCC Commercial Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 08/15/2027)		5,125,000	5,626,349
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046 (Callable 01/15/2023)		12,980,000	13,270,074
Series 2014-C16, Class A4, 3.600%, 06/17/2047 (Callable 02/15/2024)		12,635,475	13,241,935
Series 2015-C27, Class A4, 3.753%, 12/17/2047 (Callable 10/15/2025)		28,920,000	31,441,162
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 06/15/2025)		187,461	195,891
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 09/15/2025)		4,637,879	4,870,008
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 09/15/2027)		14,450,000	15,905,014
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047 (Callable 10/15/2024)		10,559,110	10,976,388
Series 2015-P2, Class ASB, 3.656%, 12/17/2048 (Callable 08/15/2025)		10,022,683	10,585,817
Series 2015-P2, Class A4, 3.809%, 12/17/2048 (Callable 12/15/2025)		21,019,144	23,037,360
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045 (Callable 01/15/2022)		1,590,409	1,593,391
Series 2014-C24, Class ASB, 3.324%, 11/18/2047 (Callable 07/15/2024)		6,344,070	6,588,695
Series 2013-C12, Class ASB, 2.838%, 03/17/2048 (Callable 12/15/2022)		2,319,684	2,354,347
Total Non-U.S. Government Agency Issues (Cost $260,276,574)			264,720,658	4.1%
Total Commercial Mortgage-Backed Securities (Cost $394,309,250)			404,264,438	6.3%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (Callable 03/15/2023) (2)		4,789,551	4,832,029
Conseco Financial Corp.,
Series 1998-4, Class A5, 6.180%, 04/01/2030 (Callable 10/01/2021)		6,304	6,333
Discover Card Execution Note Trust,
Series 2017-A4, Class A4, 2.530%, 10/15/2026		4,000,000	4,200,494
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (Callable 08/15/2022) (2)		10,679,610	10,734,230
MMAF Equipment Finance LLC,
Series 2020-A, Class A3, 0.970%, 04/09/2027 (2)		6,550,000	6,579,673
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)		8,276,485	8,268,682
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 10/15/2021)		11,608	11,868
PFS Financing Corp.:
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)		12,125,000	12,293,622
Series 2020-G, Class A, 0.970%, 02/17/2026 (2)		4,135,000	4,159,121
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)		14,675,000	14,643,500
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)		9,956,510	10,031,112
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)		25,592,000	26,833,033
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)		225,000	228,002
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024 (Callable 06/20/2023)		150,000	150,828
Total Asset Backed Securities (Cost $101,914,308)			102,972,527	1.6%
Total Long-Term Investments (Cost $6,100,643,668)			6,190,294,576	95.9%

SHORT-TERM INVESTMENTS		Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.01% (5)		280,758	280,758
First American Government Obligations Fund, Class U, 0.03% (5)		302,893,105	302,893,105
Total Short-Term Investments (Cost $303,173,863)			303,173,863	4.7%
Total Investments (Cost $6,403,817,531)			6,493,468,439	100.6%
Liabilities in Excess of Other Assets			(36,584,899)	(0.6)%
TOTAL NET ASSETS			$6,456,883,540	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
NATL	National Public Finance Guarantee Corp.
CMT	Constant Maturity Treasury
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $1,080,410,360, which represented 16.73% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Intermediate Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,791,405,776	$–	$2,791,405,776
Other Government Related Security	–	7,101,745	–	7,101,745
Corporate Bonds	–	2,725,888,100	–	2,725,888,100
Municipal Bonds	–	84,082,592	–	84,082,592
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,430	–	4,430
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	74,574,968	–	74,574,968
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	139,543,780	–	139,543,780
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	264,720,658	–	264,720,658
Asset Backed Securities	–	102,972,527	–	102,972,527
Total Long-Term Investments	–	6,190,294,576	–	6,190,294,576
Short-Term Investments
Money Market Mutual Funds	303,173,863	–	–	303,173,863
Total Short-Term Investments	303,173,863	–	–	303,173,863
Total Investments	$303,173,863	$6,190,294,576	$–	$6,493,468,439

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.